Average Annual Total Returns - SelectPortfoliosEnergyPortfolioPRO - SelectPortfoliosEnergyPortfolioPRO - Select Energy Portfolio	Apr. 29, 2024
Select Energy Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	0.93%
Past 5 years	13.64%
Past 10 years	2.56%
Select Energy Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.47%
Past 5 years	12.99%
Past 10 years	1.93%
Select Energy Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.89%
Past 5 years	10.78%
Past 10 years	1.84%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1509
Average Annual Return:
Past 1 year	0.13%
Past 5 years	13.34%
Past 10 years	2.78%